Document and Entity Information	12 Months Ended
Mar. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	RYANAIR HOLDINGS PLC
Entity Central Index Key	0001038683
Document Type	20-F
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,171,142,985
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY